Statutory Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 524
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	22,470	69,149	3,097
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	21,946	71,602
Development fund [Member] | Prior years [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves		$ 57,377